CAPITAL AND FINANCIAL RISK MANAGEMENT - Market Risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Metal Commodity Derivative
CAPITAL AND FINANCIAL RISK MANAGEMENT
Notional amount	$ 0
Interest Rate Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	1.00%
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 0	$ 0
Foreign Currency Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	10.00%
10.0% strengthening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ (12,415)
10.0% strengthening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(12,676)
10.0% strengthening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	4,882
10.0% weakening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	12,415
10.0% weakening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	12,676
10.0% weakening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ (4,882)